ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Note 13 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of	As of
	March 31, 2022	March 31, 2021
	USD	USD
Accrued payroll and benefits	114,839	293,324
Professional fees and other accrued expenses	826,966	849,183
Interest payable	127,244	—
	1,069,049	1,142,507